Document and Entity Information	6 Months Ended
Mar. 31, 2021
Details
Registrant CIK	0001610718
Document Type	10-12G
Entity Registrant Name	Outdoor Specialty Products, Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	46-4854952
Entity Address, Address Line One	3842 Quail Hollow Drive
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84109
Entity Address, Address Description	Address of Principal Executive Offices
Phone Fax Number Description	Company’s Telephone Number, Including Area Code
City Area Code	801
Local Phone Number	560-5184
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false